Tax Assets	12 Months Ended
Dec. 31, 2024
Tax Assets [Abstract]
Tax assets

6.      Tax assets

6.1.   Tax asset

	December 31, 2024	December 31, 2023
Prepaid Income tax and social contribution (IR/CS)	29,976	15,615
	29,976	15,615

Current	6,400	14,143
Non-current	23,576	1,472

6.2.   Other tax asset

	December 31, 2024	December 31, 2023
Recoverable INSS (Social security tax) withheld	21,178	12,791
Recoverable PIS (Tax on sales)	1,576	2,212
Recoverable COFINS (Tax on sales)	7,039	6,950
Recoverable ICMS (State VAT)	1,635	1,157
IRRF (Withholding income tax) to offset	63,793	39,321
Other taxes recoverable	4,927	2,381
	100,148	64,812

Current	97,384	63,955
Non-current	2,764	857
	100,148	64,812